Rights of Use - Expenses Related to Leases Included in Operating Results and Income from Subleasing Right-of-Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Rights of Use [Abstract]
Short-term leases included in operating results as supplies	€ 23	€ 47
Variable lease payments not included in the measurement of lease liabilities	18	15
Total expenses as supplies	41	62
Short-term leases included in external services	39	60
Leases of low-value assets included in external services	9	7
Variable lease payments not included in the measurement of lease liabilities	32	22
Total expenses as external services (Note 26)	80	89
Total lease expenses	€ 121	€ 151